Financial Income and Expenses (Tables)	6 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Summary Of Details About Financial Income Expenses Net

Details of financial income and expenses are as follows:

(In thousand Euros)	June 30, 2025	June 30, 2024
Financial income
Fair value gain on financial investments	70	101
Fair value of derivatives	—	(8)
Other finance income	273	864
Total financial income	343	957
Financial Expenses
Interest and fees on bank loans (Note 11)	6,881	8,520
Interest on leases (Note 9)	892	963
Other finance costs	419	2,091
Total financial expenses	8,192	11,574